Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2010

Institutional Investment Manager Filing this Report:

Name: 		Cutler Capital Management, LLC
Address:		306 Main Street
		Worcester, MA  01608

Form 13F File Number:  28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David N. Grenier
Title:		President
Phone:		508-757-4455

Signature, Place and Date of Signing:

________________________	Worcester, MA	April 28, 2010

Report Type:

13F Holdings Report

List of Other Managers Reporting for this Manager:  n/a



Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	36
Form 13F Information Table Value Total:	176430 (thousands)

List of Other Included Managers:	None



Form 13F Information Table

LIST OF SECURITIES HELD 13-F @ 3/31/10

                        TITLE               VAL.SH  SH  PUT/ INV. OTHR VOT AUTH
ISSUER    CL    CUSIP   x$100 PRN AMT PRN CALL DSR. MGR  SOLE SH NONE

ALLIANT TECH DEB 018804AN4 10102 9904000 PRN  NA  SOLE NA  3035000  0  6869000
ALLIANT TECH DEB 018804AH7 1528 1425000 PRN  NA SOLE NA  200000  0  1225000
AMERICAN MED SYS DEB 02744MAA6 1255 1150000 PRN NA SOLE NA 300000 0 850000 ASPEN INS. PFD G05384113 14085 256200 SH NA SOLE NA 64700 0 191500
AT&T COM 00206R102  374 14480 SH  NA SOLE NA  5350  0  9130
BLACKROCK INV MUTUAL FUND 09247B109 493 40000 SH  NA SOLE NA 0 0 40000
CELANESE  COM  150870202 239  7500 SH  NA SOLE NA  3000  0  4500
CEPHALON DEB  156708AR0  8489  7350000 PRN  NA SOLE NA 1975000 0  5375000
CHARLES RIVER DEB 159864AB3 203 200000 PRN NA SOLE NA  0  0  200000
CHESAPEAKE PFD 165167842 8299 99251 SH  NA SOLE NA 18950  0  80301
CHEVRON COM  16676410  232  3067 SH  NA  SOLE  NA   0  0  3067
CITIGROUP PFD 172967416  5584  45815 SH NA  SOLE NA  15200  0  30615
DIAMOND HILL COM 25264C101 2432  262100 SH  NA SOLE NA  0  0  262100
FIRST COMM BNK  COM  31985E20 401 178459 SH  NA  SOLE  NA  123866  0  54593
L-3 COMM  DEB 3 502413AW7  9900 9407000 PRN NA SOLE  NA 2865000  0  6542000
LEXINGTON PTY  COM  529043101 447  68722 SH  NA  SOLE  NA  56500  0  12222
LEXINGTON PTY PFD 529043309  15576 412727 SH NA SOLE NA  103200  0  309527
LIBERTY  DEB 3.5 530715AN1  167 281000 PRN NA  SOLE  NA 0  0 281000
MILLIPORE DEB 3.75  601073AD1 4637 3706000 PRN NA SOLE NA  960000  0  2746000
MYLAN PFD 628530206 421  308 SH  NA SOLE NA  0  0  308
NY COMM. COM 649445103 10841  655435 SH  NA  SOLE NA 189500  0 465935
NICHOLAS FINL COM 65373J209 378  50000 SH  NA SOLE NA  0  0  50000
NORTHROP GRUMMAN COM 666807102  726  11075 SH  NA SOLE  NA  0 0 11075
OLD REPUBLIC DEB 680223AF1 8411  6716000 PRN  NA SOLE NA  1771000 0 4945000
OMNICARE PFD 68214L201  2954  71750 SH  NA SOLE NA  27700  0  44050
OMNICARE PFD 68214Q200  7108  172325 SH  NA SOLE NA  54900 0  117425
PFIZER  COM  71708110  5561  324260 SH  NA  SOLE  NA   88300  0  235960
PRAXAIR  COM  74005P104  137  1956 SH  NA  SOLE  NA  0  0  1956
PROSHARE ULTRA COM 74347R297  1241 25500 SH  NA SOLE NA  25500  0 0
UNISOURCE DEB 909205AB2 19333  19529000 PRN NA SOLE NA  5020000  0 14509000
UNITED RENTALS DEB 4.0  911363A13 266  250000 PRN  NA SOLE NA  250000 0 0
VAN KAMPEN  MUN  920929106  853  60000 SH  NA  SOLE  NA  0  0  60000
VERISIGN DEB 92343EAD4  4837 5353000 PRN NA SOLE NA  1615000  0  3738000
VERIZON COM 92343V104 350  11297 SH  NA SOLE NA  4300  0  6997
WEST PHARM DEB 4.0 955306AA3  16175  18175000 PRN NA SOLE NA 4890000  0 13285000
XILINX  DEB 3.125 983919AD3  12395  13437000 PRN NA SOLE NA 3725000  0  9712000